GATEWAY TRUST

May 5, 2009

Via EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Gateway Trust

(File Nos.: 333-144744 and 811-22099)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Statement of Additional Information does not differ from that contained in Post-Effective Amendment No. 2 that was filed electronically on April 30, 2009, for Gateway Fund, a series of Gateway Trust.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete

John DelPrete

Assistant Secretary